Segment information - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 304,212	$ 471,495	$ 1,011,798	$ 1,144,687
Cost of revenue	(246,836)	(361,003)	(841,418)	(900,810)
Initial recognition and changes in fair value of biological assets and agricultural produce	44,386	13,602	77,479	121,302
Changes in net realizable value of agricultural produce after harvest	5,034	(5,874)	7,594	(19,453)
Margin on manufacturing and agricultural activities before operating expenses	106,796	118,220	255,453	345,726
General and administrative expenses	(19,047)	(24,111)	(90,014)	(78,958)
Selling expenses	(34,564)	(46,790)	(111,316)	(115,511)
Other operating income/(expense), net	3,668	(17,640)	12,063	(16,505)
Profit from operations	$ 56,853	$ 29,679	66,186	134,752
Depreciation of Property, plant and equipment and amortization of Intangible assets			(145,712)	(170,614)
Net gain (loss) from Fair value adjustment of investment property			3,614	(22,484)
Impairment of assets destroyed by fire			0	(14,036)
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue			(27,181)	36,688
Cost of revenue			24,846	(31,110)
Initial recognition and changes in fair value of biological assets and agricultural produce			(2,578)	12,229
Changes in net realizable value of agricultural produce after harvest			(505)	(2,410)
Margin on manufacturing and agricultural activities before operating expenses			(5,418)	15,397
General and administrative expenses			5,357	(4,983)
Selling expenses			4,206	(4,041)
Other operating income/(expense), net			306	(3,102)
Profit from operations			4,451	3,271
Depreciation of Property, plant and equipment and amortization of Intangible assets			2,046	(2,458)
Net gain (loss) from Fair value adjustment of investment property			492	(4,296)
Impairment of assets destroyed by fire				126
Operating segments
Disclosure of operating segments [line items]
Revenue			1,038,979	1,107,999
Cost of revenue			(866,264)	(869,700)
Initial recognition and changes in fair value of biological assets and agricultural produce			80,057	109,073
Changes in net realizable value of agricultural produce after harvest			8,099	(17,043)
Margin on manufacturing and agricultural activities before operating expenses			260,871	330,329
General and administrative expenses			(95,371)	(73,975)
Selling expenses			(115,522)	(111,470)
Other operating income/(expense), net			11,757	(13,403)
Profit from operations			61,735	131,481
Depreciation of Property, plant and equipment and amortization of Intangible assets			(147,758)	(168,156)
Net gain (loss) from Fair value adjustment of investment property			3,122	(18,188)
Impairment of assets destroyed by fire				(14,162)
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue			579,087	583,348
Cost of revenue			(519,887)	(491,556)
Initial recognition and changes in fair value of biological assets and agricultural produce			30,441	67,542
Changes in net realizable value of agricultural produce after harvest			8,708	(17,583)
Margin on manufacturing and agricultural activities before operating expenses			98,349	141,751
General and administrative expenses			(42,115)	(35,857)
Selling expenses			(66,182)	(56,900)
Other operating income/(expense), net			5,767	(16,235)
Profit from operations			(4,181)	32,759
Depreciation of Property, plant and equipment and amortization of Intangible assets			(26,495)	(25,058)
Net gain (loss) from Fair value adjustment of investment property			3,122	(18,188)
Impairment of assets destroyed by fire				(14,162)
Farming | Crops
Disclosure of operating segments [line items]
Revenue			171,566	186,115
Cost of revenue			(166,511)	(169,790)
Initial recognition and changes in fair value of biological assets and agricultural produce			(6,277)	33,184
Changes in net realizable value of agricultural produce after harvest			8,203	(19,993)
Margin on manufacturing and agricultural activities before operating expenses			6,981	29,516
General and administrative expenses			(14,893)	(17,380)
Selling expenses			(13,479)	(14,077)
Other operating income/(expense), net			1,070	(4,972)
Profit from operations			(20,321)	(6,913)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(3,937)	(6,535)
Net gain (loss) from Fair value adjustment of investment property			0	(628)
Impairment of assets destroyed by fire				(14,036)
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue			(9,273)	11,050
Cost of revenue			9,323	(10,566)
Initial recognition and changes in fair value of biological assets and agricultural produce			284	4,230
Changes in net realizable value of agricultural produce after harvest			(523)	(2,410)
Margin on manufacturing and agricultural activities before operating expenses			(189)	2,304
General and administrative expenses			1,364	(1,185)
Selling expenses			968	(871)
Other operating income/(expense), net			(73)	386
Profit from operations			2,070	634
Depreciation of Property, plant and equipment and amortization of Intangible assets			315	(474)
Net gain (loss) from Fair value adjustment of investment property			0	(40)
Impairment of assets destroyed by fire				(126)
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Revenue			180,839	175,065
Cost of revenue			(175,834)	(159,224)
Initial recognition and changes in fair value of biological assets and agricultural produce			(6,561)	28,954
Changes in net realizable value of agricultural produce after harvest			8,726	(17,583)
Margin on manufacturing and agricultural activities before operating expenses			7,170	27,212
General and administrative expenses			(16,257)	(16,195)
Selling expenses			(14,447)	(13,206)
Other operating income/(expense), net			1,143	(5,358)
Profit from operations			(22,391)	(7,547)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(4,252)	(6,061)
Net gain (loss) from Fair value adjustment of investment property			0	(588)
Impairment of assets destroyed by fire				(14,162)
Farming | Rice
Disclosure of operating segments [line items]
Revenue			170,594	209,939
Cost of revenue			(146,453)	(166,516)
Initial recognition and changes in fair value of biological assets and agricultural produce			14,577	39,114
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			38,718	82,537
General and administrative expenses			(13,382)	(12,574)
Selling expenses			(24,174)	(25,999)
Other operating income/(expense), net			5,049	(18,290)
Profit from operations			6,211	25,674
Depreciation of Property, plant and equipment and amortization of Intangible assets			(11,223)	(11,533)
Net gain (loss) from Fair value adjustment of investment property			3,614	(21,856)
Impairment of assets destroyed by fire				0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue			(4,060)	10,904
Cost of revenue			3,401	(9,038)
Initial recognition and changes in fair value of biological assets and agricultural produce			(1,025)	7,187
Changes in net realizable value of agricultural produce after harvest			16	0
Margin on manufacturing and agricultural activities before operating expenses			(1,668)	9,053
General and administrative expenses			1,162	(1,183)
Selling expenses			1,529	(1,493)
Other operating income/(expense), net			376	(3,963)
Profit from operations			1,399	2,414
Depreciation of Property, plant and equipment and amortization of Intangible assets			835	(994)
Net gain (loss) from Fair value adjustment of investment property			492	(4,256)
Impairment of assets destroyed by fire				0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Revenue			174,654	199,035
Cost of revenue			(149,854)	(157,478)
Initial recognition and changes in fair value of biological assets and agricultural produce			15,602	31,927
Changes in net realizable value of agricultural produce after harvest			(16)	0
Margin on manufacturing and agricultural activities before operating expenses			40,386	73,484
General and administrative expenses			(14,544)	(11,391)
Selling expenses			(25,703)	(24,506)
Other operating income/(expense), net			4,673	(14,327)
Profit from operations			4,812	23,260
Depreciation of Property, plant and equipment and amortization of Intangible assets			(12,058)	(10,539)
Net gain (loss) from Fair value adjustment of investment property			3,122	(17,600)
Impairment of assets destroyed by fire				0
Farming | Dairy
Disclosure of operating segments [line items]
Revenue			209,746	223,982
Cost of revenue			(182,077)	(186,360)
Initial recognition and changes in fair value of biological assets and agricultural produce			19,563	7,473
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			47,232	45,095
General and administrative expenses			(10,516)	(9,055)
Selling expenses			(24,341)	(20,834)
Other operating income/(expense), net			(53)	3,919
Profit from operations			12,322	19,125
Depreciation of Property, plant and equipment and amortization of Intangible assets			(9,387)	(9,341)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue			(13,848)	14,734
Cost of revenue			12,122	(11,506)
Initial recognition and changes in fair value of biological assets and agricultural produce			(1,837)	812
Changes in net realizable value of agricultural produce after harvest			2	0
Margin on manufacturing and agricultural activities before operating expenses			(3,561)	4,040
General and administrative expenses			798	(784)
Selling expenses			1,691	(1,646)
Other operating income/(expense), net			(4)	469
Profit from operations			(1,076)	2,079
Depreciation of Property, plant and equipment and amortization of Intangible assets			798	(883)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Revenue			223,594	209,248
Cost of revenue			(194,199)	(174,854)
Initial recognition and changes in fair value of biological assets and agricultural produce			21,400	6,661
Changes in net realizable value of agricultural produce after harvest			(2)	0
Margin on manufacturing and agricultural activities before operating expenses			50,793	41,055
General and administrative expenses			(11,314)	(8,271)
Selling expenses			(26,032)	(19,188)
Other operating income/(expense), net			(49)	3,450
Profit from operations			13,398	17,046
Depreciation of Property, plant and equipment and amortization of Intangible assets			(10,185)	(8,458)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Corporate
Disclosure of operating segments [line items]
Revenue			0	0
Cost of revenue			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			0	0
General and administrative expenses			(29,868)	(21,585)
Selling expenses			(344)	1,283
Other operating income/(expense), net			(231)	278
Profit from operations			(30,443)	(20,024)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(1,164)	(1,224)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue			0	0
Cost of revenue			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			0	0
General and administrative expenses			2,033	(1,831)
Selling expenses			18	(31)
Other operating income/(expense), net			7	6
Profit from operations			2,058	(1,856)
Depreciation of Property, plant and equipment and amortization of Intangible assets			98	(107)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue			0	0
Cost of revenue			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			0	0
General and administrative expenses			(31,901)	(19,754)
Selling expenses			(362)	1,314
Other operating income/(expense), net			(238)	272
Profit from operations			(32,501)	(18,168)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(1,262)	(1,117)
Net gain (loss) from Fair value adjustment of investment property			$ 0	0
Impairment of assets destroyed by fire				$ 0